Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest income
Loans, including fees	$ 10,659	$ 11,979
Mortgage-backed securities	23	14
Other securities		3
Interest-bearing deposits and other	232	156
Total interest income	10,914	12,152
Interest expense
Deposits	1,387	1,711
Borrowings	367	430
Total interest expense	1,754	2,141
Net interest income	9,160	10,011
Provision (credit) for loan losses	(60)	192
Net interest income after provision for loan losses	9,220	9,819
Non-interest income
Earnings on bank-owned life insurance	78	78
Net gains on sales of loans	255	380
Net loss on sales of REO	(35)	(19)
Valuation adjustment for REO		(19)
Net loss on sales of property		(2)
Other	217	177
Total non-interest income	515	595
Non-interest expense
Employee compensation and benefits	4,853	5,358
Data processing	545	647
Occupancy and equipment	632	649
FDIC insurance premiums	71	168
Voice and data communications	123	109
Advertising	135	153
Outside service fees	166	179
Audit and accounting	216	158
Franchise and other taxes	150	131
Foreclosure and REO expense, net	101	66
Regulatory Assessments	103	102
Other	573	522
Total non-interest expense	7,668	8,242
Income before income taxes	2,067	2,172
Income tax expense
Current	202	575
Deferred	275	(223)
Total income tax expense	477	352
NET INCOME	$ 1,590	$ 1,820
EARNINGS PER SHARE
Basic and diluted (in Dollars per share)	$ 0.19	$ 0.22